ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2018
Beijing Bohui
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$770
Non-current assets	1,611
Current liabilities	(2,135)

Total	246

Intangible assets acquired:
Customer relationship	504	4.6 years
Operating license	61	2.6 years
Goodwill	4,777
Deferred tax liability	(217)

Summary of the unaudited pro forma information

	Years ended March 31,
	2016	2017
	(Unaudited)	(Unaudited)

Pro forma net revenue	$372,374	$435,550
Pro forma net income/(loss) attributable to common shareholders of iKang Healthcare Group, Inc.	$16,456	$(11,417)

IMHealthcare and its subsidiaries
Acquisitions
Schedule of purchase price allocated to assets acquired and liabilities assumed as of the date of acquisition

		Estimated
		useful lives

Net tangible assets:
Current assets	$508
Non-current assets	1,028
Current liabilities	(1,385)

Total	151

Intangible assets acquired:
Customer relationship	967	6.7 years
Trademark	238	Indefinite
Favorable Lease	4	1.4 years
Operating license	89	3.6 years
Goodwill	1,806
Deferred tax liability	(325)

Summary of the unaudited pro forma information

	Years ended March 31,
	2017	2018
	(Unaudited)	(Unaudited)

Pro forma net revenue	$435,318	$564,313
Pro forma net loss attributable to common shareholders of iKang Healthcare Group, Inc.	$(11,646)	$(17,296)